Offerings - Offering: 1	May 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note	There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate number of units of Sprott Physical Gold and Silver Trust (the “Registrant”), as shall have an aggregate initial offering price not to exceed US$500,000,000. The proposed maximum offering price per unit will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”). A registration fee of US$181,800 was previously paid with respect to securities registered under the Registrant’s registration statement on Form F-10 filed on February 13, 2019 (No. 333-229639) (the “2019 Registration Statement”), pertaining to the registration of US$1,500,000,000 of securities of the Registrant, of which US$117,386.82 remained unutilized and was used to offset the total filing fee required of US$109,100 (leaving a remainder of US$8,268.82 available for future offsets) with respect to securities registered under the Registrant’s registration statement on Form F-10 filed on April 8, 2021 (No. 333-255126) (the “2021 Registration Statement”), pertaining to the registration of US$1,000,000,000 of securities of the Registrant. US$974,912,759 remained unutilized under the 2021 Registration Statement and, therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. The available offset of US$114,648.82 from the 2019 Registration Statement and 2021 Registration Statement was used to offset the total filing fee required of US$110,200 with respect to the securities registered under the Registrant’s registration statement on Form F-10 filed on April 6, 2023 (No. 333-271163) (the “2023 Registration Statement”) (leaving a remainder of US$4,448.82 available for future offsets). US$1,000,000,000 remains unutilized under the 2023 Registration Statement and, therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is US$76,550, taking into consideration the available offset of US$114,648.82 from the 2019 Registration Statement, 2021 Registration Statement and 2023 Registration Statement, the Registrant has accordingly transmitted US$0 otherwise due for this Registration Statement.